Liquidated Damages Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Summary of Liquidated Damages

Obligations with respect to the liquidated damages payable are summarized as follows:

	As of September 30, 2023 (unaudited)
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H convertible preferred stock	618	626	681	1,925
Convertible debentures	-	704	343	1,047
Series J convertible preferred stock	932	932	692	2,556
Series K convertible preferred stock	263	226	261	750
Total	$1,828	$2,488	$1,977	$6,293

	As of December 31, 2022
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H convertible preferred stock	618	626	570	1,814
Convertible debentures	-	704	280	984
Series J convertible preferred stock	932	932	525	2,389
Series K convertible preferred stock	437	478	220	1,135
Total	$2,002	$2,740	$1,595	$6,337

(1)	Consists of shares of common stock issuable to MDB Capital Group, LLC (“MDB”).

Liquidated Damages payable are summarized as follows (capitalized terms are described herein):

	As of December 31, 2022
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H Preferred Stock	618	626	570	1,814
Convertible debentures	-	704	280	984
Series J Preferred Stock	932	932	525	2,389
Series K Preferred Stock	437	478	220	1,135
Total	$2,002	$2,740	$1,595	$6,337

(1)	Shares of common stock issuable to MDB Capital Group, LLC (“MDB”).